Risk Management - Probability weights applied to the scenarios of the forecasts of macroeconomic variables (Details)	12 Months Ended
Dec. 31, 2023
Basic scenario
Disclosure of sensitivity analysis for expected credit loss provisions [Line Items]
Woori Bank's probability weights for multiple economic scenario	44.36%
Upside scenario
Disclosure of sensitivity analysis for expected credit loss provisions [Line Items]
Woori Bank's probability weights for multiple economic scenario	9.41%
Downside scenario
Disclosure of sensitivity analysis for expected credit loss provisions [Line Items]
Woori Bank's probability weights for multiple economic scenario	26.23%
Worst scenario
Disclosure of sensitivity analysis for expected credit loss provisions [Line Items]
Woori Bank's probability weights for multiple economic scenario	20.00%